Expense Example - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio - Select Wireless Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883